16. Borrowings and financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	R$ 13,152,796	R$ 12,100,966		R$ 11,964,143
Addition as per IFRS 16	113,233
Funding	1,808,587	1,640,130		1,012,315
Borrowing costs	(15,199)	(5,577)		(4,743)
Leases				24,693
Monetary variation and exchange rate changes	280,526	982,072		159,087
Inflation adjustment/update and incorporated interest - capitalized	59,306	73,824		49,517
Interest and fees paid	(737,326)	(732,048)		(676,087)
Amortization	(2,148,198)	(1,678,748)		(1,098,558)
Accrued interest	568,679	563,902		426,781
Provision for interest and fees - capitalized	153,177	198,061	[1]	233,341	[1]
Amortization of borrowing costs	9,128
Borrowing costs expenses		10,214		10,477
Borrowings and financing, ending	13,244,709	13,152,796		12,100,966
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	6,483,387	6,428,145		6,303,780
Addition as per IFRS 16	113,233
Funding	1,688,186	1,075,244		815,807
Borrowing costs	(12,442)	(3,021)		(1,157)
Leases				24,693
Monetary variation and exchange rate changes	46,567	66,183		62,784
Inflation adjustment/update and incorporated interest - capitalized	4,587	10,367		3,927
Interest and fees paid	(476,313)	(491,312)		(476,689)
Amortization	(1,433,962)	(1,111,806)		(767,966)
Accrued interest	385,470	372,440		289,780
Provision for interest and fees - capitalized	83,119	133,540	[1]	169,366	[1]
Amortization of borrowing costs	4,079
Borrowing costs expenses		3,607		3,820
Borrowings and financing, ending	6,885,911	6,483,387		6,428,145
Local currency | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	3,486,861	3,576,842		3,641,912
Addition as per IFRS 16	0
Funding	1,266,755	750,000		500,000
Borrowing costs	(11,814)	(3,021)		(1,157)
Leases				0
Monetary variation and exchange rate changes	42,692	62,676		51,768
Inflation adjustment/update and incorporated interest - capitalized	0	0		0
Interest and fees paid	(234,307)	(259,175)		(301,493)
Amortization	(1,055,623)	(905,080)		(597,794)
Accrued interest	195,586	226,810		176,780
Provision for interest and fees - capitalized	17,233	34,409	[1]	103,215	[1]
Amortization of borrowing costs	3,845
Borrowing costs expenses		3,400		3,611
Borrowings and financing, ending	3,711,228	3,486,861		3,576,842
Local currency | Brazilian Federal Savings Bank
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	1,345,684	1,236,674		1,150,691
Addition as per IFRS 16	0
Funding	162,767	194,244		144,654
Borrowing costs	0	0		0
Leases				0
Monetary variation and exchange rate changes	0	0		5,495
Inflation adjustment/update and incorporated interest - capitalized	0	0		1,415
Interest and fees paid	(109,128)	(102,772)		(95,854)
Amortization	(79,404)	(85,515)		(65,836)
Accrued interest	74,421	75,668		78,283
Provision for interest and fees - capitalized	34,910	27,385	[1]	17,826	[1]
Amortization of borrowing costs	0
Borrowing costs expenses		0		0
Borrowings and financing, ending	1,425,179	1,345,684		1,236,674
Local currency | BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	1,072,605	1,042,036		946,984
Addition as per IFRS 16	0
Funding	256,981	131,000		171,153
Borrowing costs	(628)	0		0
Leases				0
Monetary variation and exchange rate changes	2,082	3,438		5,405
Inflation adjustment/update and incorporated interest - capitalized	826	4,001		2,512
Interest and fees paid	(83,419)	(90,397)		(78,466)
Amortization	(131,026)	(102,314)		(87,993)
Accrued interest	60,644	28,909		33,938
Provision for interest and fees - capitalized	23,112	55,725	[1]	48,294	[1]
Amortization of borrowing costs	234
Borrowing costs expenses		207		209
Borrowings and financing, ending	1,201,411	1,072,605		1,042,036
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets)
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	568,666	561,616		552,516
Addition as per IFRS 16	0
Funding	0	0		0
Borrowing costs	0	0		0
Leases				24,693
Monetary variation and exchange rate changes	1,765	0		0
Inflation adjustment/update and incorporated interest - capitalized	3,761	6,366		0
Interest and fees paid	(47,663)	(38,196)		0
Amortization	(123,880)	(17,427)		(15,593)
Accrued interest	49,160	40,290		0
Provision for interest and fees - capitalized	7,862	16,017		0
Amortization of borrowing costs	0
Borrowing costs expenses		0		0
Borrowings and financing, ending	459,671	568,666		561,616
Local currency | Leases (Others)
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	0	0		0
Addition as per IFRS 16	113,233
Funding	0
Borrowing costs	0
Monetary variation and exchange rate changes	0
Inflation adjustment/update and incorporated interest - capitalized	0
Interest and fees paid	(1,141)
Amortization	(42,646)
Accrued interest	5,007
Provision for interest and fees - capitalized	0
Amortization of borrowing costs	0
Borrowings and financing, ending	74,453	0		0
Local currency | Other
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	9,571	10,977		11,677
Addition as per IFRS 16	0
Funding	1,683	0		0
Borrowing costs	0	0		0
Leases				0
Monetary variation and exchange rate changes	28	69		116
Inflation adjustment/update and incorporated interest - capitalized	0	0		0
Interest and fees paid	(655)	(772)		(876)
Amortization	(1,383)	(1,470)		(750)
Accrued interest	652	763		779
Provision for interest and fees - capitalized	2	4	[1]	31	[1]
Amortization of borrowing costs	0
Borrowing costs expenses		0		0
Borrowings and financing, ending	9,898	9,571		10,977
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	6,669,409	5,672,821		5,660,363
Addition as per IFRS 16	0
Funding	120,401	564,886		196,508
Borrowing costs	(2,757)	(2,556)		(3,586)
Leases				0
Monetary variation and exchange rate changes	233,959	915,889		96,303
Inflation adjustment/update and incorporated interest - capitalized	54,719	63,457		45,590
Interest and fees paid	(261,013)	(240,736)		(199,398)
Amortization	(714,236)	(566,942)		(330,592)
Accrued interest	183,209	191,462		137,001
Provision for interest and fees - capitalized	70,058	64,521	[1]	63,975	[1]
Amortization of borrowing costs	5,049
Borrowing costs expenses		6,607		6,657
Borrowings and financing, ending	6,358,798	6,669,409		5,672,821
Foreign currency | BID
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	2,399,985	1,743,257		1,811,664
Addition as per IFRS 16	0
Funding	0	484,690		96,889
Borrowing costs	0	(2,365)		(2,497)
Leases				0
Monetary variation and exchange rate changes	40,594	237,433		(15,193)
Inflation adjustment/update and incorporated interest - capitalized	49,387	53,208		40,228
Interest and fees paid	(83,602)	(55,391)		(38,654)
Amortization	(171,892)	(130,520)		(189,280)
Accrued interest	26,332	26,910		22,547
Provision for interest and fees - capitalized	54,431	41,878	[1]	16,803	[1]
Amortization of borrowing costs	955
Borrowing costs expenses		885		750
Borrowings and financing, ending	2,316,190	2,399,985		1,743,257
Foreign currency | BIRD
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	356,420	303,278		261,337
Addition as per IFRS 16	0
Funding	2,540	0		35,710
Borrowing costs	(2,540)	0		0
Leases				0
Monetary variation and exchange rate changes	12,575	48,279		2,874
Inflation adjustment/update and incorporated interest - capitalized	1,657	3,462		2,837
Interest and fees paid	(10,627)	(7,607)		(4,049)
Amortization	(12,273)	0		0
Accrued interest	8,548	6,945		3,662
Provision for interest and fees - capitalized	1,561	2,044	[1]	888	[1]
Amortization of borrowing costs	19
Borrowing costs expenses		19		19
Borrowings and financing, ending	357,880	356,420		303,278
Foreign currency | Deutsche Bank
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	292,872	496,726		485,090
Addition as per IFRS 16	0
Funding	0	0		0
Borrowing costs	0	0		(720)
Leases				0
Monetary variation and exchange rate changes	13,255	62,918		7,335
Inflation adjustment/update and incorporated interest - capitalized	0	0		0
Interest and fees paid	(18,562)	(35,207)		(31,774)
Amortization	(303,866)	(268,508)		0
Accrued interest	12,929	28,862		21,286
Provision for interest and fees - capitalized	1,240	4,454	[1]	11,925	[1]
Amortization of borrowing costs	2,132
Borrowing costs expenses		3,627		3,584
Borrowings and financing, ending	0	292,872		496,726
Foreign currency | Eurobonds
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	1,358,412	1,158,642		1,141,469
Addition as per IFRS 16	0
Funding	0	0		0
Borrowing costs	0	0		0
Leases				0
Monetary variation and exchange rate changes	54,565	198,380		17,115
Inflation adjustment/update and incorporated interest - capitalized	0	0		0
Interest and fees paid	(102,883)	(97,952)		(85,338)
Amortization	0	0		0
Accrued interest	94,095	85,072		55,046
Provision for interest and fees - capitalized	8,943	13,448	[1]	29,529	[1]
Amortization of borrowing costs	824
Borrowing costs expenses		822		821
Borrowings and financing, ending	1,409,921	1,358,412		1,158,642
Foreign currency | JICA
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	2,036,128	1,700,448		1,617,215
Addition as per IFRS 16	0
Funding	117,861	80,196		63,909
Borrowing costs	(112)	(191)		(287)
Leases				0
Monetary variation and exchange rate changes	104,027	329,638		82,563
Inflation adjustment/update and incorporated interest - capitalized	3,675	6,787		2,525
Interest and fees paid	(35,001)	(33,519)		(28,652)
Amortization	(155,064)	(82,608)		(65,702)
Accrued interest	32,194	33,992		27,602
Provision for interest and fees - capitalized	3,013	1,209	[1]	1,115	[1]
Amortization of borrowing costs	187
Borrowing costs expenses		176		160
Borrowings and financing, ending	2,106,908	2,036,128		1,700,448
Foreign currency | BID 1983AB
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	225,592	270,470		343,588
Addition as per IFRS 16	0
Funding	0	0		0
Borrowing costs	(105)	0		(82)
Leases				0
Monetary variation and exchange rate changes	8,943	39,241		1,609
Inflation adjustment/update and incorporated interest - capitalized	0	0		0
Interest and fees paid	(10,338)	(11,060)		(10,931)
Amortization	(71,141)	(85,306)		(75,610)
Accrued interest	9,111	9,681		6,858
Provision for interest and fees - capitalized	870	1,488	[1]	3,715	[1]
Amortization of borrowing costs	932
Borrowing costs expenses		1,078		1,323
Borrowings and financing, ending	R$ 162,833	R$ 225,592		R$ 270,470

[1]	Amount related to accrued interest which as part of the contract assets.